July 9, 2020

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard World Fund (the Trust)

File No. 2-17620

Commissioners:

Enclosed is the 167th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purpose of thisamendment is to add Vanguard ESG U.S. Corporate Bond, a new series of the Trust, which will beoffered in an ETF Share Class.

Pursuant to the requirements of Rule 485(a)(2), we request that the amendment become effective after 75 days. On the effective date, Vanguard will submit a Rule 485(b)filing that will include text addressing any SEC staff comments.

Please contact me at (610) 503-7147 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

/s/ Cassandre Juste

Cassandre Juste

Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission